Employee Benefit Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Employee Benefit Plans
(12)	Employee Benefit Plans

The Company participates in the Allianz Asset Accumulation Plan (AAAP), a defined contribution plan sponsored by Allianz of America Corporation (AZOAC). Eligible employees are immediately enrolled in the AAAP on their first day of employment. The AAAP will accept participants’ pretax, Roth 401(k), and/or after-tax contributions up to 80% of the participants’ eligible compensation, although contributions remain subject to annual limitations set by the Internal Revenue Service. The Company matches up to a maximum of 7.5% of the employees’ eligible compensation, respectively. Participants are 100% vested in the Company’s matching contribution after three years of service.

The AAAP administration expenses and the trust fund, including trustee fees, investment manager fees, and audit fees, are payable from the trust fund but may, at the Company’s discretion, be paid by the Company. Any legal fees are not paid from the trust fund, but are instead paid by the Company. It is the Company’s policy to fund the AAAP costs as incurred. The Company has expensed $8,050 and $7,156, in for the six month periods ended June 30, 2016 and 2015, respectively, toward the AAAP matching contributions and administration expenses.

A defined group of highly compensated employees is eligible to participate in the AZOAC Deferred Compensation Plan. The purpose of the plan is to provide tax planning opportunities, as well as supplemental funds upon retirement. The plan is unfunded, meaning no assets of the Company have been segregated or defined to represent the liability for accrued assets under the plan. Employees are 100% vested upon enrollment in the plan for funds they have deferred. Employees’ funds are invested on a pay period basis and are immediately vested. Participants and the Company share the administrative fee. The accrued liability of $25,262 and $20,108 as of June 30, 2016 and December 31, 2015, respectively, is recorded in Other liabilities on the Consolidated Balance Sheets.

The Company sponsors a nonqualified deferred compensation plan for a defined group of agents. The Company may decide to make discretionary contributions to the plan in the form and manner the Company determines. Discretionary contributions are currently determined based on production. The accrued liability of $59,648 and $45,171 as of June 30, 2016 and December 31, 2015, respectively, is recorded in Other liabilities on the Consolidated Balance Sheets.

The Company participates in a stock-based compensation plan sponsored by Allianz SE, which awards certain employees SARs and restricted stock units (RSUs) that are tied to Allianz SE stock. Allianz SE determines the number of SARs and RSUs granted to each participant. The Company records expense equal to the change in fair value of the units during the reporting period. A change in value of $(763) and $4,854 was recorded for the six month periods ended June 30, 2016 and 2015, respectively, and is included in General and administrative expenses on the Consolidated Statements of Operations. The related liability of $9,515 and $17,553 at June 30, 2016 and December 31, 2015, respectively, is recorded in Other liabilities on the Consolidated Balance Sheets.

The Company participates in the Employee Stock Purchase Plan sponsored by AZOAC that is designed to provide eligible employees with an opportunity to purchase American Depository Shares (ADSs) of Allianz SE at a discounted price. An aggregate amount of 250,000 Ordinary Shares is reserved for this plan. Allianz SE determines the purchase price of the share based on the closing price of an Ordinary Share of Allianz SE on the Frankfurt stock exchange on the date of each purchase. Employees are given the opportunity to purchase these shares quarterly on predetermined dates set by Allianz SE. Employees are not allowed to sell or transfer the shares for a one-year period following the purchase settlement date. Effective October 26, 2009, the ADSs were delisted from the New York Stock Exchange and started trading on the U.S. over-the-counter market through the OTCQX (which is an online trading platform). The difference between the market price and the discount price, or the discount, is paid by the Company and amounted to $541 and $754 for the six month period ended June 30, 2016 and year ended December 31, 2015, respectively, and is recorded in Other liabilities on the Consolidated Balance Sheets. The discount is reflected as taxable income in the year of purchase to employees.

The Company participates in the AZOAC Severance Allowance Plan. Under the AZOAC Severance Allowance Plan, all employees who are involuntarily terminated due to job elimination or reduction in force are eligible to receive benefits. The Company expensed $135 and $740 for the six month periods ended June 30, 2016 and 2015, respectively, toward severance payments.

The Company offers a life insurance benefit to eligible employees who retired on or before December 31, 1988, or who were hired before December 31, 1988, and who have at least 10 years of service when they reach age 55. The Company’s plan obligation at June 30, 2016 and December 31, 2015, was $1,076 and $1,057, respectively. This liability is included in Other liabilities on the Consolidated Balance Sheets.

The Company’s plan assets, held in a Welfare Benefit Trust, at June 30, 2016 and December 31, 2015 were $2,192 and $160, respectively. The assets in this trust are used to prefund the Company’s self-insured medical plan.

(18) Employee Benefit Plans

The Company participates in the Allianz Asset Accumulation Plan (AAAP), a defined contribution plan sponsored by Allianz of America Corporation (AZOAC). Eligible employees are immediately enrolled in the AAAP on their first day of employment. The AAAP will accept participants’ pretax, Roth 401(k), and/or after-tax contributions up to 80% of the participants’ eligible compensation, although contributions remain subject to annual limitations set by the Internal Revenue Service. In 2015, 2014, and 2013, the Company matched up to a maximum of 7.5% of the employees’ eligible compensation, respectively. Participants are 100% vested in the Company’s matching contribution after three years of service.

The AAAP administration expenses and the trust fund, including trustee fees, investment manager fees, and audit fees, are payable from the trust fund but may, at the Company’s discretion, be paid by the Company. Any legal fees are not paid from the trust fund, but are instead paid by the Company. It is the Company’s policy to fund the AAAP costs as incurred. The Company has expensed $14,204, $13,242, and $11,657, in 2015, 2014, and 2013, respectively, toward the AAAP matching contributions and administration expenses.

A defined group of highly compensated employees is eligible to participate in the AZOAC Deferred Compensation Plan. The purpose of the plan is to provide tax planning opportunities, as well as supplemental funds upon retirement. The plan is unfunded, meaning no assets of the Company have been segregated or defined to represent the liability for accrued assets under the plan. Employees are 100% vested upon enrollment in the plan for funds they have deferred. Employees’ funds are invested on a pay period basis and are immediately vested. Participants and the Company share the administrative fee. The accrued liability of $20,108 and $17,653 as of December 31, 2015 and 2014, respectively, is recorded in Other liabilities on the Consolidated Balance Sheets.

The Company sponsors a nonqualified deferred compensation plan for a defined group of agents. The Company may decide to make discretionary contributions to the plan in the form and manner the Company determines. Discretionary contributions are currently determined based on production. The accrued liability of $45,171 and $29,615 as of December 31, 2015 and 2014, respectively, is recorded in Other liabilities on the Consolidated Balance Sheets.

The Company participates in a stock-based compensation plan sponsored by Allianz SE, which awards certain employees SARs and restricted stock units (RSUs) that are tied to Allianz SE stock. Allianz SE determines the number of SARs and RSUs granted to each participant. The Company records expense equal to the change in fair value of the units during the reporting period. A change in value of $9,820, $8,429, and $8,152 was recorded in 2015, 2014, and 2013, respectively, and is included in General and administrative expenses on the Consolidated Statements of Operations. The related liability of $17,553 and $21,339 as of December 31, 2015 and 2014, respectively, is recorded in Other liabilities on the Consolidated Balance Sheets.

The Company participates in the Employee Stock Purchase Plan sponsored by AZOAC that is designed to provide eligible employees with an opportunity to purchase American Depository Shares (ADSs) of Allianz SE at a discounted price. An aggregate amount of 250,000 Ordinary Shares is reserved for this plan. Allianz SE determines the purchase price of the share based on the closing price of an Ordinary Share of Allianz SE on the Frankfurt stock exchange on the date of each purchase. Employees are given the opportunity to purchase these shares quarterly on predetermined dates set by Allianz SE. Employees are not allowed to sell or transfer the shares for a one-year period following the purchase settlement date. Effective October 26, 2009, the ADSs were delisted from the New York Stock Exchange and started trading on the U.S. over-the-counter market through the OTCQX (which is an online trading platform). The difference between the market price and the discount price, or the discount, is paid by the Company and amounted to $754, $654, and $482 in 2015, 2014, and 2013, respectively, and is recorded in Other liabilities on the Consolidated Balance Sheets. The discount is reflected as taxable income in the year of purchase to employees.

The Company participates in the AZOAC Severance Allowance Plan. Under the AZOAC Severance Allowance Plan, all employees who are involuntarily terminated due to job elimination or reduction in force are eligible to receive benefits. The Company expensed $1,079, $501, and $774 in 2015, 2014, and 2013, respectively, toward severance payments.

The Company offers a life insurance benefit to eligible employees who retired on or before December 31, 1988, or who were hired before December 31, 1988, and who have at least 10 years of service when they reach age 55. The Company’s plan obligation at December 31, 2015 and 2014, was $1,057 and $1,113, respectively. This liability is included in Other liabilities on the Consolidated Balance Sheets.

The Company’s plan assets, held in a Welfare Benefit Trust, at December 31, 2015 and 2014 were $160 and $614, respectively. The assets in this trust are used to prefund the Company’s self-insured medical plan.